Promissory Note (Narrative) (Details) - Glencore [Member] - Promissory Note [Member] - USD ($) $ in Millions	Dec. 15, 2022	Aug. 07, 2019
Disclosure of detailed information about borrowings [line items]
Principal secured debentures amount	$ 10	$ 15
Borrowings, interest rate basis	SOFR plus 6.0%	LIBOR plus 6.0%